Credit Risk - Summary of Residential Mortgages Portfolios of Particular Interest by Forbearance Applied (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Total value	£ 1,481	£ 1,345
Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	1,086	925
Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	395	420
Interest Only Loan [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Total value	392	229
Interest Only Loan [member] | Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	285	136
Interest Only Loan [member] | Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	107	93
Flexible Interest Loan [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Total value	73	32
Flexible Interest Loan [member] | Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	56	18
Flexible Interest Loan [member] | Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	17	14
Loan To Value Greater Than 100% Loan [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Total value	17	10
Loan To Value Greater Than 100% Loan [member] | Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	8	3
Loan To Value Greater Than 100% Loan [member] | Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	9	7
Buy To Let Loan [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Total value	10	9
Buy To Let Loan [member] | Mortgages [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	8	6
Buy To Let Loan [member] | Mortgages [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	£ 2	£ 3